INCOME TAXES (Tables)	6 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSET
	As of September 30, 2025	As of March 31,2025

Stock compensation	88,753	-
Net operating loss carryforwards	$348,658	$95,049
Total deferred tax assets	437,411	95,049
Less: valuation allowance	(437,411)	(95,049)
Deferred tax assets, net	$-	$ -

SCHEDULE OF RECONCILIATION HONG KONG STATUTORY RATE AND EFFECTIVE TAX RATE

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	For the Six Months Ended
	September 30,
	2025	2024
Profit loss before income taxes	$(3,432,452)	$(192,862)
Hong Kong Profits Tax rate	8.25%	8.25%
Income taxes computed at Hong Kong Profits Tax rate	(283,177)	(15,911)
Reconciling items:

Change in valuation allowance	283,177	15,911
Income tax expense	$-	$-